Segment information and revenue from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments
Rendering of services	€ 48,052	€ 46,778	€ 41,472
Sales of goods	484	695	762
Total Revenues from contracts with external customers	48,536	47,473	42,234
Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	7,729	6,288	5,915
-Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	95	307	211
-Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	2	7	6
Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	20,739	19,902	16,432
-Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers	13,379	12,412	9,865
North America
Disclosure of operating segments
Total Revenues from contracts with external customers	14,874	16,591	16,583
-United States
Disclosure of operating segments
Total Revenues from contracts with external customers	14,834	16,525	16,396
Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	4,306	3,907	2,593
Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	888	786	711
Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	48,052	46,778	41,472
Recognized at a point in time.
Disclosure of operating segments
Total Revenues from contracts with external customers	484	695	762
Pharmaceutical
Disclosure of operating segments
Rendering of services	14,318	15,420	14,879
Sales of goods	484	695	762
Total Revenues from contracts with external customers	14,802	16,115	15,641
Pharmaceutical | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	291	361	490
Pharmaceutical | Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	344	352	117
Pharmaceutical | -Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers	143
Pharmaceutical | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	14,126	15,346	14,940
Pharmaceutical | -United States
Disclosure of operating segments
Total Revenues from contracts with external customers	14,126	15,346	14,940
Pharmaceutical | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	41	56	94
Pharmaceutical | Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	14,318	15,420	14,879
Pharmaceutical | Recognized at a point in time.
Disclosure of operating segments
Total Revenues from contracts with external customers	484	695	762
Diagnostics
Disclosure of operating segments
Rendering of services	33,734	31,358	26,593
Total Revenues from contracts with external customers	33,734	31,358	26,593
Diagnostics | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	7,438	5,927	5,425
Diagnostics | -Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	95	307	211
Diagnostics | -Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	2	7	6
Diagnostics | Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	20,395	19,549	16,315
Diagnostics | -Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers	13,236	12,412	9,865
Diagnostics | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	748	1,245	1,643
Diagnostics | -United States
Disclosure of operating segments
Total Revenues from contracts with external customers	708	1,179	1,456
Diagnostics | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	4,265	3,851	2,499
Diagnostics | Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	888	786	711
Diagnostics | Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	€ 33,734	€ 31,358	€ 26,593